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October 29, 2014

thomas.majewski@shearman.com
(212) 848-7182

U.S. Securities and Exchange Commission

Division of Investment Management
100 F Street, NE
Washington, DC 20549

Miller/Howard High Income Equity Fund (the “Fund”)
File Nos. 333-173849 and 811-22553

Ladies and Gentlemen:

We are filing today via EDGAR Pre-Effective Amendment No. 6 to the Fund’s Registration Statement on Form N-2 pursuant to the Securities Act of 1933, as amended, and Amendment No. 6  to the Fund’s Registration Statement under the Investment Company Act of 1940, as amended, (“Amendment No. 6”) on behalf of the Miller/Howard High Income Equity Fund.

This Amendment No. 6 is being filed for the purposes of providing certain updates and disclosure, and implementing comments provided to us by Edward Bartz, the Fund’s SEC staff reviewer, with respect to the Fund’s Registration Statement filed on October 7, 2014.

No fees are required in connection with this filing. If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned at (212-848-7182).

Very truly yours,

/s/ Thomas M. Majewski

Thomas M. Majewski

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